Income tax (Details 3)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Tax calculated at the tax rates applicable to (loss)/ profit in the respective countries	$ (19,055,000,000)		$ (7,460,000,000)	$ (24,060,000,000)
Permanent differences:
Tax inflation adjustment	(16,495)		(20,253,000,000)	(10,062,000,000)
Share of profit / (loss) of associates and joint ventures	(242,000,000)		(2,124,000,000)	2,458,000,000
Result from sale of participation in subsidiaries		$ (328)	185	0
Unrecognized tax loss carry-forwards	0		(8,468,000,000)	(6,981,000,000)
Expiration of tax loss carry-forwards	0		0	(2,000,000)
Recognition of deferred taxes		0	2,232	0
Fiscal transparency		(1,269)	579	0
Provision for unrecoverability of tax loss carry-forwards	9,565,000,000		0	0
Change of tax rate	0		(23,463,000,000)	7,100,000,000
Non-taxable profit	(385)		(156)	2,538,000,000
Non-deductible expenses	184,000,000		(89)	0
Others	418,000,000		(89)	0
Inflation adjustment permanent difference	$ 25,630,000,000		13,289,000,000	9,416,000,000
Income tax from continuing operations		$ (1,977)	$ (45,817)	$ (19,593)